MassMutual
                                                         Participation Investors



                                                                  Report for the
                                               Three Months Ended March 31, 2007





                                                                          [LOGO]

ADVISER

Babson Capital Management LLC
1500 Main Street, PO Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST

Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN

Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR

Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE

www.babsoncapital.com/mpi

[LOGO]   MassMutual Participation Investors
         c/o Babson Capital Management LLC
         1500 Main Street, Suite 600
         Springfield, Massachusetts 01115
         (413) 226-1516

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV:' The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & Procedures; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: ht:// www.babsoncapital.com/mpv; and (3) on the SEC's website: http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www. babsoncapital.com/mpv; and (2) on the SEC's website: http://www.sec.gov.


                                                                           MPV
                                                                          Listed
                                                                           NYSE

TO OUR SHAREHOLDERS

April 30, 2007

We are pleased to present the March 31, 2007 Quarterly Report of MassMutual Participation Investors (the "Trust"). At the Trust's Annual Shareholders Meeting, which was held on April 27, 2007, shareholders elected Donald E. Benson, Donald Glickman, and Robert E. Joyal as Trustees, each for a three-year term; William J. Barrett as Trustee, for a two-year term; and Michael H. Brown as Trustee, for a one-year term.

The Board of Trustees declared a quarterly dividend of 25 cents per share, payable on May 18, 2007 to shareholders of record on May 7, 2007. The Trust had previously paid a 24 cent per share dividend for the preceding quarter (plus a special year-end dividend of 23 cents per share).

U.S. equity markets, as measured by several broad market indices, posted mixed returns for the quarter. Large stocks, as approximated by the Dow Jones Industrial Average, decreased 0.33%. Smaller stocks, as approximated by the Russell 2000 Index, increased 1.95%. U.S. fixed income markets, as measured by several broad market indices increased during the quarter. The Lehman Brothers Government/Credit Index increased 1.47% for the quarter and the Lehman Brothers U.S. Corporate High Yield Index increased 2.64% for the quarter.

During the quarter ended March 31, 2007, net assets of the Trust increased to $130,015,397 or $13.22 per share compared to $126,515,013 or $12.90 per share on
December 31, 2006, which translates into a 2.48% return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned 15.08%, 18.26% and 14.27% for the 1-, 5- and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 25 cents per share of net investment income for the quarter, compared to 39 cents per share in the previous quarter, of which 12 cents per share was from nonrecurring items.

During the quarter, the Trust made private placement investments in five new issuers totaling approximately $5.4 million. The five new issuers the Trust invested in were Aero Holdings, Inc., Connecticut Electric, Inc., Hawk Precision Components Group, Inc., K W P I Holdings Corporation and Total Equipment & Service, Inc. The weighted average coupon of these investments was 11.87%. (A brief description of these investments can be found in the Schedule of Consolidated Investments.)

The market price per share of the Trust as of March 31, 2007 was $16.21, which equates to a 22.6% premium over the March 31, 2007 NAV per share. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 13.5%, 11.1% and 5.1%, respectively.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Clifford M. Noreen

Clifford M. Noreen
President

--------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]


                     Portfolio Composition as of 03/31/07*

                          Public High Yield Debt 21.8%
                          Private High Yield Debt 51.8%
                       Private Investment Grade Debt 4.6%
                        Private/Restricted Equity 17.3%
                       Cash & Short Term Investments 4.5%

                   *Based on market value of total investments
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                                                                               1

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

March 31, 2007
(Unaudited)

ASSETS:

Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost - $102,419,831)                                                    $  103,442,026
  Corporate public securities at market value
    (Cost - $29,912,867)                                                         30,540,492
  Short-term securities at amortized cost                                         5,331,142
                                                                             --------------
                                                                                139,313,660

Cash                                                                                946,839
Interest and dividends receivable                                                 2,849,985
Receivable for investments sold                                                       4,118
Other assets                                                                         18,906
                                                                             --------------
   TOTAL ASSETS                                                              $  143,133,508
                                                                             --------------

LIABILITIES:
Payable for investments purchased                                            $      100,000
Investment advisory fee payable                                                     292,535
Note payable                                                                     12,000,000
Interest payable                                                                    272,180
Accrued expenses                                                                     94,087
Accrued taxes payable                                                               359,309
                                                                             --------------
   TOTAL LIABILITIES                                                             13,118,111
                                                                             --------------
   TOTAL NET ASSETS                                                          $  130,015,397
                                                                             ==============

NET ASSETS:
Common shares, par value $.01 per share; an unlimited number authorized      $       98,317
Additional paid-in capital                                                       91,344,494
Retained net realized gain on investments, prior years                           32,187,873
Undistributed net investment income                                               3,467,704
Accumulated net realized gain on investments                                      1,519,591
Net unrealized appreciation of investments                                        1,397,418
                                                                             --------------
   TOTAL NET ASSETS                                                          $  130,015,397
                                                                             ==============

COMMON SHARES ISSUED AND OUTSTANDING                                              9,831,693
                                                                             ==============
NET ASSET VALUE PER SHARE                                                    $        13.22
                                                                             ==============

                       SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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
2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS

For the three months ended March 31, 2007
(Unaudited)

INVESTMENT INCOME:
Interest                                                                     $    3,002,667
Dividends                                                                            59,834
Other                                                                                 3,031
                                                                             --------------
   TOTAL INVESTMENT INCOME                                                        3,065,532
                                                                             --------------

EXPENSES:
Investment advisory fees                                                            292,535
Interest                                                                            183,247
Professional fees                                                                    35,700
Trustees' fees and expenses                                                          30,000
Reports to shareholders                                                              22,500
Transfer agent/registrar's expenses                                                   3,500
Other                                                                                58,994
                                                                             --------------
   TOTAL EXPENSES                                                                   626,476
                                                                             --------------

INVESTMENT INCOME - NET                                                           2,439,056
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                  1,412,221

Net change in unrealized appreciation of investments
   before taxes                                                                    (880,467)
Net change in deferred income tax expense                                           131,824
                                                                             --------------
Net change in unrealized appreciation of investments                               (748,643)

   NET GAIN ON INVESTMENTS                                                          663,578
                                                                             --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    3,102,634
                                                                             ==============


                       SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS

For the three months ended March 31, 2007
(Unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
   Interest, dividends and other received                                    $    3,018,337
   Operating expenses paid                                                         (465,097)
   Income taxes paid                                                             (3,468,168)
                                                                             --------------
      NET CASH USED FOR OPERATING ACTIVITIES                                       (914,928)
                                                                             --------------
Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term
     portfolio securities, net                                                    1,599,291
   Purchases of portfolio securities                                             (9,925,486)
   Proceeds from disposition of portfolio securities                             11,754,964
                                                                             --------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                                   3,428,769
                                                                             --------------

      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                     2,513,841
                                                                             --------------

Cash flows from financing activities:
   Cash dividends paid from net investment income                                (4,511,925)
   Cash dividends paid from net realized gain on investments                        (96,562)
   Receipts for shares issued on reinvestment of dividends                          397,750
                                                                             --------------

      NET CASH USED FOR FINANCING ACTIVITIES                                     (4,210,737)
                                                                             --------------

NET DECREASE IN CASH                                                             (1,696,896)
Cash - beginning of year                                                          2,643,735
                                                                             --------------
CASH - END OF PERIOD                                                         $      946,839
                                                                             ==============

Reconciliation of net increase in net assets to net cash provided by operating and investing activities:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    3,102,634
                                                                             --------------
   Decrease in investments                                                        2,384,417
   Decrease in interest and dividends receivable                                    150,841
   Decrease in receivable for investments sold                                      252,374
   Increase in other assets                                                         (18,906)
   Increase in payable for investments purchased                                    100,000
   Increase in investment advisory fee payable                                        7,876
   Increase in interest payable                                                     183,247
   Decrease in accrued expenses                                                     (48,650)
   Decrease in accrued taxes payable                                             (3,599,992)
                                                                             --------------

      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                              (588,793)
                                                                             --------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                $    2,513,841
                                                                             ==============

                       SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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
4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

                                                                             For the three
                                                                              months ended          For the
                                                                               03/31/2007          year ended
                                                                              (Unaudited)          12/31/2006
                                                                             --------------      --------------
INCREASE IN NET ASSETS:

OPERATIONS:
  Investment income - net                                                    $    2,439,056      $   10,728,662
  Net realized gain on investments                                                1,412,221           6,733,116
  Net change in unrealized appreciation of investments                             (748,643)            814,564
                                                                             --------------      --------------
  Net increase in net assets resulting from operations                            3,102,634          18,276,342

  Increase from common shares issued on reinvestment of dividends
    Common shares issued (2007 - 26,411; 2006 - 61,052)                             397,750             867,979

Dividends to shareholders from:
  Net investment income (2006 - $1.18 per share)                                       --           (11,551,712)
  Net realized gains on investments (2006 - $0.01 per share)                           --               (96,562)
                                                                             --------------      --------------
      TOTAL INCREASE IN NET ASSETS                                                3,500,384           7,496,047

NET ASSETS, BEGINNING OF YEAR                                                   126,515,013         119,018,966
                                                                             --------------      --------------

NET ASSETS, END OF PERIOD (including undistributed net
  investment income of $3,467,704 and $1,028,648, respectively)              $  130,015,397      $  126,515,013
                                                                             ==============      ==============


                                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
---------------------------------------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding:

                                         For the three
                                         months ended                         For the years ended December 31,
                                          03/31/2007     ----------------------------------------------------------------------
                                          (Unaudited)       2006            2005            2004            2003           2002
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net asset value:
  Beginning of year                       $    12.90     $    12.21      $    11.13      $     9.84      $     8.78     $     9.12
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net investment income (a)                       0.25           1.10            0.99            1.00            0.80           0.87
Net realized and unrealized
  gain (loss) on investments                    0.07           0.77            1.09(b)         1.36            1.21          (0.35)
                                          ----------     ----------      ----------      ----------      ----------     ----------
Total from investment operations                0.32           1.87            2.08            2.36            2.01           0.52
                                          ----------     ----------      ----------      ----------      ----------     ----------
Dividends from net investment
  income to common shareholders                 --            (1.18)          (1.01)          (1.10)          (0.96)         (0.86)
Dividends from net realized gain on
  investments to common shareholders            --            (0.01)           --              --              --             --
Increase from dividends reinvested              --             0.01            0.01            0.03            0.01           --
                                          ----------     ----------      ----------      ----------      ----------     ----------
Total dividends                                 --            (1.18)          (1.00)          (1.07)          (0.95)         (0.86)
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net asset value:
End of period/year                        $    13.22     $    12.90      $    12.21      $    11.13      $     9.84     $     8.78
                                          ----------     ----------      ----------      ----------      ----------     ----------
Per share market value:
End of period/year                        $    16.21     $    14.70      $    14.05      $    13.31      $    11.65     $     9.40
                                          ==========     ==========      ==========      ==========      ==========     ==========


Total investment return
  Market value                                 10.27%         16.81%          17.25%          25.77%          35.50%         12.58%
  Net asset value (c)                           2.48%         18.64%          22.51%          25.14%          23.72%          5.70%

Net assets (in millions):
  End of period/year                      $   130.02     $   126.52      $   119.02      $   107.61      $    94.40     $    83.59

Ratio of operating expenses
  to average net assets                         1.40%(d)       1.17%           1.45%           1.63%           1.65%          1.27%

Ratio of interest expense
  to average net assets                         0.58%(d)       0.57%           0.80%           0.89%           0.97%          1.08%

Ratio of total expenses before custodian
  reduction to average net assets               1.98%(d)       1.78%           2.28%           2.52%           2.62%          2.35%

Ratio of net expenses after custodian
  reduction to average net assets               1.98%(d)       1.74%           2.25%           2.52%           2.62%          2.35%

Ratio of net investment income
  to average net assets                         7.71%(d)       8.43%           8.45%           9.60%           8.55%          9.42%

Portfolio turnover                              7.49%         34.14%          31.50%          51.25%          55.08%         35.32%



Senior securities:
Total principal amount (in millions)       $       12    $       12     $       12     $     22.5     $     22.5     $     22.5
Asset coverage per $1,000
of indebtedness                            $   11,835    $   11,543     $   10,918     $    5,783     $    5,195     $    4,715

(a) Calculated using average shares.

(b) Amount includes $0.10 per share in litigation proceeds.

(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d) Annualized.

                                          SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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
6

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 79.56%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
Private Placement Investments - 74.93%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    1,125,000    04/08/04    $  1,125,000    $  1,099,282
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      1,230 shs.    04/08/04            --                12
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  33,505 shs.    03/23/06          33,860          33,860
                                                                                                      ------------    ------------
                                                                                                         1,158,860       1,133,154
                                                                                                      ------------    ------------

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2012                                      $      775,862    02/29/00         738,191         775,862
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        192 shs.    02/29/00         162,931         251,473
                                                                                                      ------------    ------------
                                                                                                           901,122       1,027,335
                                                                                                      ------------    ------------

AERO HOLDINGS, INC.
A provider of geospatial services to corporate and
government clients.
  10.5% Senior Secured Term Note due 2014                               $      930,000    03/09/07         916,050         911,694
  14% Senior Subordinated Note due 2015                                 $      720,000    03/09/07         641,870         704,563
  Common Stock (B)                                                        150,000 shs.    03/09/07         150,000         142,500
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     37,780 shs.    03/09/07          63,730             378
                                                                                                      ------------    ------------
                                                                                                         1,771,650       1,759,135
                                                                                                      ------------    ------------

AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $      583,333    04/08/05         553,959         595,000
  Limited Partnership Interest (B)                                          0.19% int.    04/07/05          41,667         109,940
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         66 shs.    04/08/05          64,833         174,395
                                                                                                      ------------    ------------
                                                                                                           660,459         879,335
                                                                                                      ------------    ------------

AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    1,125,000    01/22/04       1,033,451       1,126,330
  Preferred Class A Unit (B)                                                1,706 uts.           *         170,600         187,660
  Common Class B Unit (B)                                                  16,100 uts.    01/22/04               1          32,474
  Common Class D Unit (B)                                                   3,690 uts.    09/12/06            --             7,443
                                                                                                      ------------    ------------
                                                                                                         1,204,052       1,353,907
                                                                                                      ------------    ------------

ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $      861,702    05/18/05         813,212         878,936
  Common Stock (B)                                                            263 shs.    05/18/05         263,298         226,092
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         69 shs.    05/18/05          59,362          59,275
                                                                                                      ------------    ------------
                                                                                                         1,135,872       1,164,303
                                                                                                      ------------    ------------

*01/22/04 and 09/12/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $      893,000    12/31/04    $    841,364    $    919,790
  Common Stock (B)                                                            275 shs.           *         275,108         578,480
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         73 shs.    12/31/04          63,254         153,057
                                                                                                      ------------    ------------
                                                                                                         1,179,726       1,651,327
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $       96,698    03/31/04          96,698            --
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                                       2,421 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                            96,699            --
                                                                                                      ------------    ------------

BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                               $    1,207,902    06/30/06       1,137,677       1,148,882
  Preferred Stock Class A (B)                                                 465 shs.    06/30/06         141,946         127,752
  Common Stock (B)                                                               1 sh.    06/30/06             152             137
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        164 shs.    06/30/06          48,760               2
                                                                                                      ------------    ------------
                                                                                                         1,328,535       1,276,773
                                                                                                      ------------    ------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                          1.81% int.    09/29/95          22,519         154,384
                                                                                                      ------------    ------------

CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 uts.    04/29/00           3,598             180
  Common Membership Interests (B)                                          10,421 uts.    04/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------

CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                             55 shs.          **             252         223,573
                                                                                                      ------------    ------------

COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      264,493    04/30/03         264,493         268,273
  11.5% Senior Subordinated Note due 2011                               $      242,754    04/30/03         227,826         244,777
  Common Stock (B)                                                         72,464 shs.    04/30/03          72,463         183,036
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     50,099 shs.    04/30/03          23,317         126,545
                                                                                                      ------------    ------------
                                                                                                           588,099         822,631
                                                                                                      ------------    ------------

 *12/31/04, 03/31/05 and 05/02/06.
**12/30/97 and 05/29/99.
----------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.6% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $       12,346    01/07/02    $     12,346    $     12,315
  10.6% Senior Secured Tranche A Note due 2007 (C)                      $      372,493    06/26/01         372,493         371,084
  13% Senior Secured Tranche B Note due 2008                            $      370,370    06/26/01         370,370         370,370
  Limited Partnership Interest (B)                                          3.65% int.    06/26/01         185,185         582,364
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.    06/26/01          45,370         192,344
                                                                                                      ------------    ------------
                                                                                                           985,764       1,528,477
                                                                                                      ------------    ------------

CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into
the retail and wholesale markets.
  12% Senior Subordinated Note due 2014                                 $    1,267,387    01/12/07       1,182,283       1,250,573
  Limited Liability Company Unit Class A (B)                               82,616 uts.    01/12/07          82,613          78,482
  Limited Liability Company Unit Class C (B)                               59,756 uts.    01/12/07          59,756          56,769
                                                                                                      ------------    ------------
                                                                                                         1,324,652       1,385,824
                                                                                                      ------------    ------------

CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    1,059,417           *         974,588         529,709
  Limited Partnership Interest (B)                                          4.43% int.          **         103,135            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         92 shs.           *          84,829            --
                                                                                                      ------------    ------------
                                                                                                         1,162,552         529,709
                                                                                                      ------------    ------------

CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    1,157,143    06/15/05       1,111,584       1,177,746
  Common Stock (B)                                                            269 shs.         ***         278,521         350,174
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         54 shs.    06/15/05          53,295          70,823
                                                                                                      ------------    ------------
                                                                                                         1,443,400       1,598,743
                                                                                                      ------------    ------------

COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    1,350,000    08/04/05       1,286,031       1,363,500
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         10 shs.    08/04/05          72,617          36,912
                                                                                                      ------------    ------------
                                                                                                         1,358,648       1,400,412
                                                                                                      ------------    ------------

  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***06/15/05 and 05/22/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range
of capital equipment that is used in the extrusion,
conversion, and processing of plastic materials.
  12% Senior Subordinated Note due 2014                                 $      978,261    10/30/06    $    915,720    $    985,957
  Limited Partnership Interest (B)                                        371,739 uts.    10/30/06         371,739         353,152
  Warrant, exercisable until 2014, to purchase
    preferred stock at $.01 per share (B)                                      26 shs.    10/30/06          26,380            --
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         18 shs.    10/30/06          18,000            --
                                                                                                      ------------    ------------
                                                                                                         1,331,839       1,339,109
                                                                                                      ------------    ------------

DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.88% Senior Secured Note due 2009 (C)                               $    1,190,609    07/26/05       1,167,097       1,222,362
  17.38% Senior Secured Note due 2009 (C)                               $      194,982    07/26/05         172,174         194,007
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.03 per share (B)                      54,468 shs.    07/26/05          18,156         150,876
                                                                                                      ------------    ------------
                                                                                                         1,357,427       1,567,245
                                                                                                      ------------    ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock (B)                                                            310 shs.    07/19/01         185,869         502,223
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share                                            157 shs.    07/19/01          69,872         254,549
                                                                                                      ------------    ------------
                                                                                                           255,741         756,772
                                                                                                      ------------    ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        195,118 shs.           *         982,868       1,634,628
  Limited Partnership Interest (B)                                          4.61% int.          **            --           205,170
                                                                                                      ------------    ------------
                                                                                                           982,868       1,839,798
                                                                                                      ------------    ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
   Diversco Investments Ltd. LLC (B)                                       13.57% int.    08/27/98         366,495            --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067            --
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc. at $.01 per share (B)                6,676 shs.         ***         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217            --
                                                                                                      ------------    ------------

  *12/19/05 and 06/17/06.
 **12/22/99 and 09/14/05.
***10/24/96 and 08/28/98.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the
recreational vehicle market.
  10% Senior Secured Term Note due 2013                                 $      308,571    11/01/06    $    303,942    $    302,606
  13% Senior Subordinated Note due 2014                                 $      488,572    11/01/06         435,407         477,644
  Common Stock (B)                                                        102,857 shs.    11/01/06         102,857          97,714
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     32,294 shs.    11/01/06          44,663             323
                                                                                                      ------------    ------------
                                                                                                           886,869         878,287
                                                                                                      ------------    ------------

DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  Common Stock (B)                                                          3,656 shs.           *         365,600         469,116
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,077 shs.    10/30/03          98,719         138,144
                                                                                                      ------------    ------------
                                                                                                           464,319         607,260
                                                                                                      ------------    ------------

E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         11 shs.    06/28/04          40,875          81,825
                                                                                                      ------------    ------------

EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                 $      803,572          **         783,942         811,608
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      2,163 shs.    09/24/04          20,893          47,867
                                                                                                      ------------    ------------
                                                                                                           804,835         859,475
                                                                                                      ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          0.70% int.    03/30/00         281,250          33,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     15,415 shs.    03/30/00         135,000          22,500
                                                                                                      ------------    ------------
                                                                                                           416,250          56,250
                                                                                                      ------------    ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock                                                             45,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------

F H S HOLDINGS LLC
A national provider of customized disease management
services to large self-insured employers.
  12% Senior Subordinated Note due 2014                                 $    1,265,625    06/01/06       1,179,795       1,282,880
  Preferred Unit (B)                                                           84 uts.    06/01/06          83,530          75,177
  Common Unit (B)                                                             844 uts.    06/01/06             844             759
  Common Unit Class B (B)                                                     734 shs.    06/01/06          64,779          58,301
                                                                                                      ------------    ------------
                                                                                                         1,328,948       1,417,117
                                                                                                      ------------    ------------

 *10/30/03 and 01/02/04.
**09/24/04 and 4/20/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                                 $      524,791    04/13/06    $    516,919    $    527,605
  14% Senior Subordinated Note due 2014                                 $      315,599    04/13/06         285,069         319,274
  Common Stock (B)                                                         62,535 shs.    04/13/06          62,535          56,282
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     17,680 shs.    04/13/06          27,676             177
                                                                                                      ------------    ------------
                                                                                                           892,199         903,338
                                                                                                      ------------    ------------

FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    1,252,174    02/03/06       1,134,673       1,234,809
  Common Stock (B)                                                             98 shs.    02/03/06          97,826          51,430
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        135 shs.    02/03/06         110,348          70,750
                                                                                                      ------------    ------------
                                                                                                         1,342,847       1,356,989
                                                                                                      ------------    ------------

FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    1,237,500    01/31/06       1,155,114       1,255,805
  Common Stock (B)                                                        112,500 shs.    01/31/06         112,500         194,901
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     73,275 shs.    01/31/06          63,113         126,945
                                                                                                      ------------    ------------
                                                                                                         1,330,727       1,577,651
                                                                                                      ------------    ------------

H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    1,170,000    02/10/06       1,089,701       1,083,654
  Common Stock (B)                                                            180 shs.    02/10/06         180,000         144,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         67 shs.    02/10/06          61,875               1
                                                                                                      ------------    ------------
                                                                                                         1,331,576       1,227,655
                                                                                                      ------------    ------------

HAWK PRECISION COMPONENTS GROUP, INC.
A manufacturer of powder metal and metal injection
molded precision components used in industrial, consumer,
and other applications.
  12% Senior Subordinated Note due 2014                                 $      810,000    02/02/07         745,713         789,938
  Limited Partnership Interest of
    Saw Mill PCG Partners LLC (B)                                             540 uts.    02/02/07         540,000         513,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/02/07          48,087            --
                                                                                                      ------------    ------------
                                                                                                         1,333,800       1,302,938
                                                                                                      ------------    ------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.30% int.    07/21/94          91,867            --
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    1,081,731           *    $    995,849    $  1,092,811
  Common Stock (B)                                                             33 shs.           *          33,216          45,892
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        106 shs.           *         105,618         145,909
                                                                                                      ------------    ------------
                                                                                                         1,134,683       1,284,612
                                                                                                      ------------    ------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2008                                      $      949,004    03/01/04         938,546         711,753
  Common Stock (B)                                                            130 shs.    06/01/00         149,500            --
                                                                                                      ------------    ------------
                                                                                                         1,088,046         711,753
                                                                                                      ------------    ------------

JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187    08/04/00         491,808         505,085
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.    08/04/00         153,119         148,525
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.30% int.    08/03/00         469,245         240,606
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.    08/04/00          61,101          48,320
                                                                                                      ------------    ------------
                                                                                                         1,175,273         942,536
                                                                                                      ------------    ------------

JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $      843,750    12/15/04         801,837         852,188
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        594 shs.    12/15/04          53,528          62,267
                                                                                                      ------------    ------------
                                                                                                           855,365         914,455
                                                                                                      ------------    ------------

K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                               $    1,290,490    05/25/06       1,229,884       1,285,748
  Common Stock (B)                                                         71,053 shs.    05/25/06          71,053          63,948
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     43,600 shs.    05/25/06          37,871             436
                                                                                                      ------------    ------------
                                                                                                         1,338,808       1,350,132
                                                                                                      ------------    ------------

K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio
doors througout the northwestern United States.
  12% Senior Subordinated Note due 2014                                 $    1,227,000    03/14/07       1,116,570       1,210,115
  Common Stock (B)                                                            123 shs.    03/13/07         123,000         116,850
  Warrant, excercisable until 2017, to purchase
    common stock at $.01 per share (B)                                         89 shs.    03/14/07          85,890               1
                                                                                                      ------------    ------------
                                                                                                         1,325,460       1,326,966
                                                                                                      ------------    ------------
*06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.35% Senior Secured Revolving Note due 2007 (C)                      $       83,869    06/16/00    $     83,869    $     84,432
  8.35% Senior Secured Tranche A Note due 2007 (C)                      $       39,314    07/19/00          39,314          39,242
  12% Senior Secured Tranche B Note due 2008                            $      314,509    06/16/00         308,711         316,088
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 3.02% int.    06/12/00         190,563         297,504
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.    06/12/00          26,209          99,726
                                                                                                      ------------    ------------
                                                                                                           648,666         836,992
                                                                                                      ------------    ------------

KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $      969,643    02/27/04         900,257         979,339
  Preferred Stock (B)                                                          12 shs.    11/24/04         237,794         241,915
  Common Stock (B)                                                              6 shs.    02/27/04           6,814         156,092
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                          6 shs.    02/27/04           4,124         142,761
                                                                                                      ------------    ------------
                                                                                                         1,148,989       1,520,107
                                                                                                      ------------    ------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008 (D)                           $    2,036,000           *       1,899,714       1,018,000
  Common Stock (B)                                                          3,057 shs.           *         213,998            --
  Warrant, exercisable until 2008, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838            --
                                                                                                      ------------    ------------
                                                                                                         2,432,550       1,018,000
                                                                                                      ------------    ------------

MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                 $      675,000    04/05/06         629,207         688,034
  13% Preferred Stock (B)                                                     299 shs.    04/05/06         299,295         284,335
  Common Stock (B)                                                             66 shs.    04/05/06          66,202          62,890
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          7 shs.    04/05/06           6,832            --
                                                                                                      ------------    ------------
                                                                                                         1,001,536       1,035,259
                                                                                                      ------------    ------------

MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.85% Senior Secured Tranche A Note due 2010 (C)                      $      367,783    09/03/04         367,783         369,431
  12% Senior Secured Tranche B Note due 2011                            $      179,104    09/03/04         162,200         179,837
  Limited Partnership Interest (B)                                          4.48% int.    09/03/04          33,582          33,001
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        243 shs.    09/03/04          22,556          23,845
                                                                                                      ------------    ------------
                                                                                                           586,121         606,114
                                                                                                      ------------    ------------

*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      549,837    09/30/04    $    509,197    $    564,873
  8.75% Senior Subordinated Note due 2012                               $      660,322    09/30/04         660,322         679,028
  Common Stock (B)                                                        218,099 shs.    09/30/04         218,099         658,202
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     87,755 shs.    09/30/04          51,941         264,837
                                                                                                      ------------    ------------
                                                                                                         1,439,559       2,166,940
                                                                                                      ------------    ------------

MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       44 shs.    10/28/04          44,289          44,563
  Common Stock (B)                                                         13,863 shs.    10/28/04          18,576          50,034
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     47,090 shs.    05/01/03          21,534         161,725
                                                                                                      ------------    ------------
                                                                                                            84,399         256,322
                                                                                                      ------------    ------------

MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    1,421,795           *       1,339,468       1,445,346
  Common Stock (B)                                                            238 shs.           *         238,000         213,487
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                         87 shs.           *          86,281          77,869
                                                                                                      ------------    ------------
                                                                                                         1,663,749       1,736,702
                                                                                                      ------------    ------------

MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                                 $      618,802    08/04/06         552,264         625,670
  Limited Partnership Interest (B)                                         56,198 uts.    08/04/06          56,198          50,578
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        586 shs.    08/04/06          56,705               6
                                                                                                      ------------    ------------
                                                                                                           665,167         676,254
                                                                                                      ------------    ------------

MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    1,350,000    03/31/06       1,254,998       1,283,830
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         81 shs.    03/31/06          73,125               1
                                                                                                      ------------    ------------
                                                                                                         1,328,123       1,283,831
                                                                                                      ------------    ------------

MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                                 $    1,292,246    08/25/06       1,190,235       1,295,390
  Common Stock (B)                                                         57,754 shs.    08/25/06          57,754          51,979
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     91,923 shs.    08/25/06          79,380             919
                                                                                                      ------------    ------------
                                                                                                         1,327,369       1,348,288
                                                                                                      ------------    ------------

*08/12/05 and 09/11/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        19.20% int.           *    $    199,301    $    235,731
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        122 shs.    12/21/05          20,941          14,432
                                                                                                      ------------    ------------
                                                                                                           220,242         250,163
                                                                                                      ------------    ------------

NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      330,882    02/24/06         306,186         309,044
  Limited Liability Company Unit (B)                                          344 uts.    02/24/06         344,120         309,708
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         26 shs.    02/24/06          19,687            --
                                                                                                      ------------    ------------
                                                                                                           669,993         618,752
                                                                                                      ------------    ------------

NAVIS GLOBAL
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $      705,457    05/28/04         645,282         699,106
  8.75% Senior Secured Note due 2011                                    $      409,310    05/28/04         409,310         408,736
  Common Stock (B)                                                        385,233 shs.    05/28/04         385,233         327,448
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    116,521 shs.    05/28/04          74,736           1,165
                                                                                                      ------------    ------------
                                                                                                         1,514,561       1,436,455
                                                                                                      ------------    ------------

NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $      986,538    03/29/04         982,661       1,000,854
  10% Preferred Stock (B)                                                     135 shs.    03/29/04         135,044         136,828
  Common Stock (B)                                                          3,418 shs.    03/29/04           3,418          82,682
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      4,565 shs.    03/29/04           3,877         110,420
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,330,784
                                                                                                      ------------    ------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286    01/28/02         464,286         441,072
  11.5% Senior Subordinated Note due 2012                               $      857,143    01/28/02         800,625         428,572
  Common Stock (B)                                                        178,571 shs.    01/28/02         178,571            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.    01/28/02          92,597            --
                                                                                                      ------------    ------------
                                                                                                         1,536,079         869,644
                                                                                                      ------------    ------------

O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    1,256,152    12/20/05       1,183,462       1,281,275
  Common Stock (B)                                                         93,848 shs.    12/20/05          93,848         112,292
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     52,820 shs.    12/20/05          52,292          63,201
                                                                                                      ------------    ------------
                                                                                                         1,329,602       1,456,768
                                                                                                      ------------    ------------

*09/20/00, 05/23/02 and 02/21/07.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      323,115    01/03/06    $    318,268    $    318,651
  13% Senior Subordinated Note due 2013                                 $      392,709    01/03/06         352,447         386,516
  Common Stock (B)                                                        184,176 shs.    01/03/06         184,176         165,758
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     43,073 shs.    01/03/06          35,900             431
                                                                                                      ------------    ------------
                                                                                                           890,791         871,356
                                                                                                      ------------    ------------

OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                                 $      803,000    08/07/98         803,000         779,597
  12% Senior Subordinated Note due 2008                                 $      244,154    02/09/00         238,590         239,717
  Limited Partnership Interest of Riverside VIII, VIII-A and
    VIII-B Holding Company, L.P.                                           10.66% int.           *         808,386         808,347
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     15,166 shs.          **         206,041         204,198
                                                                                                      ------------    ------------
                                                                                                         2,056,017       2,031,859
                                                                                                      ------------    ------------

ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,047,115    01/17/06         946,925       1,060,565
  Limited Liability Company Unit (B)                                        1,942 uts.    01/17/06         302,885         360,288
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        328 shs.    01/17/06          90,424          60,830
                                                                                                      ------------    ------------
                                                                                                         1,340,234       1,481,683
                                                                                                      ------------    ------------

OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                 $      962,104    04/28/06         901,783         963,896
  Common Stock (B)                                                             50 shs.    04/28/06          50,000          45,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         49 shs.    04/28/06          44,322            --
                                                                                                      ------------    ------------
                                                                                                           996,105       1,008,896
                                                                                                      ------------    ------------

P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                                 $    1,158,977    07/03/06       1,101,385       1,169,412
  Preferred Unit (B)                                                          202 uts.    07/03/06         202,320         192,204
  Preferred Unit (B)                                                           36 uts.    07/03/06          36,420          34,599
  Common Unit Class I (B)                                                      78 uts.    07/03/06            --                 1
  Common Unit Class L (B)                                                      17 uts.    07/03/06            --              --
                                                                                                      ------------    ------------
                                                                                                         1,340,125       1,396,216
                                                                                                      ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    1,215,000    03/31/06    $  1,137,517    $  1,214,490
  Preferred Stock (B)                                                          19 shs.    03/31/06         174,492         165,788
  Common Stock (B)                                                             12 shs.    03/31/06          13,500          12,150
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                          7 shs.    03/31/06           5,888            --
                                                                                                      ------------    ------------
                                                                                                         1,331,397       1,392,428
                                                                                                      ------------    ------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,079,623       1,120,846
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625         194,471
                                                                                                      ------------    ------------
                                                                                                         1,220,248       1,315,317
                                                                                                      ------------    ------------

POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum
extruded products.
  12% Senior Subordinated Note due 2014                                 $    1,080,000    10/02/06       1,000,172       1,086,320
  Limited Liability Company Unit (B)                                          733 uts.    10/02/06         270,000         256,499
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                        182 shs.    10/02/06          65,988               2
                                                                                                      ------------    ------------
                                                                                                         1,336,160       1,342,821
                                                                                                      ------------    ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products and
specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.    08/12/94          33,217            --
  Common Stock (B)                                                            867 shs.           *          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582            --
                                                                                                      ------------    ------------

QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $      937,500    05/28/04         791,010         938,722
  Common Stock                                                            187,500 shs.    05/28/04         187,500          64,525
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                                        199,969 shs.    05/28/04         199,969          68,816
                                                                                                      ------------    ------------
                                                                                                         1,178,479       1,072,063
                                                                                                      ------------    ------------

QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,002,475    07/09/04         976,254            --
  Limited Partnership Interest (B)                                          4.90% int.    07/09/04         137,195            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        280 shs.    07/09/04          25,973            --
                                                                                                      ------------    ------------
                                                                                                         1,139,422            --
                                                                                                      ------------    ------------

*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold
under a variety of licensed brand names.
  12.5% Senior Subordinated Note due 2014                               $    1,200,277    12/15/06    $  1,106,663    $  1,203,200
  Limited Liability Company Unit (B)                                        1,497 uts.    12/15/06         149,723         142,237
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          2 shs.    12/15/06          69,609            --
                                                                                                      ------------    ------------
                                                                                                         1,325,995       1,345,437
                                                                                                      ------------    ------------

RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    1,196,809    02/10/06       1,115,629       1,232,712
  Common Stock (B)                                                        153,191 shs.    02/10/06         153,191         137,872
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     69,647 shs.    02/10/06          63,421             696
                                                                                                      ------------    ------------
                                                                                                         1,332,241       1,371,280
                                                                                                      ------------    ------------

RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $      975,000    09/29/04         891,404         780,000
  Limited Liability Company Unit (B)                                       21,500 uts.    09/29/04         150,000            --
  18% Preferred Stock (B)                                                  75,000 shs.    11/16/06          75,000          75,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,481 shs.    09/29/04          83,596            --
                                                                                                      ------------    ------------
                                                                                                         1,200,000         855,000
                                                                                                      ------------    ------------

ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Note due 2011                               $      562,500    11/14/03         516,477         573,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                         74 shs.    11/14/03          65,089         101,250
                                                                                                      ------------    ------------
                                                                                                           581,566         675,000
                                                                                                      ------------    ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.85% Senior Secured Tranche A Note due 2007 (C)                      $       80,761    06/02/99          80,761          80,761
  12% Senior Secured Tranche B Note due 2007                            $      646,089    06/02/99         646,089         646,089
  Class B Common Stock (B)                                                    846 shs.    06/02/99         146,456         664,038
                                                                                                      ------------    ------------
                                                                                                           873,306       1,390,888
                                                                                                      ------------    ------------

SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $      814,655    09/10/04         766,554         828,199
  Common Stock (B)                                                            310 shs.    09/10/04         310,345         324,435
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         71 shs.    09/10/04          60,129          73,951
                                                                                                      ------------    ------------
                                                                                                         1,137,028       1,226,585
                                                                                                      ------------    ------------

SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                          0.76% int.    08/29/00         363,576            --
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.13% Senior Subordinated Note due 2014                              $    1,185,366    08/01/06    $  1,114,427    $  1,187,896
  Common Stock (B)                                                            165 shs.    08/01/06         164,634         148,167
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         55 shs.    08/01/06          49,390               1
                                                                                                      ------------    ------------
                                                                                                         1,328,451       1,336,064
                                                                                                      ------------    ------------

STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.    01/14/00         382,501            --
                                                                                                      ------------    ------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Liability Company Unit (B)                                        1.05% int.    08/20/03          33,462           7,465
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     45,942 shs.    08/21/03          10,249          10,249
                                                                                                      ------------    ------------
                                                                                                            43,711          17,714
                                                                                                      ------------    ------------

TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    1,173,909    10/14/05       1,011,793       1,197,387
  Preferred Stock (B)                                                         701 shs.    10/14/05          70,078          73,933
  Common Stock (B)                                                          1,167 shs.    10/14/05           1,167         209,886
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        618 shs.    10/14/05         155,860         111,148
                                                                                                      ------------    ------------
                                                                                                         1,238,898       1,592,354
                                                                                                      ------------    ------------

TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.65 Senior Secured Tranche B Note due 2012 (C)                       $      874,322           *         871,105         865,704
  12% Senior Subordinated Note due 2014                                 $      664,062          **         632,521         665,596
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           2.30% int.    03/01/05          66,448         110,957
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         41 shs.    04/28/06          34,627          27,853
                                                                                                      ------------    ------------
                                                                                                         1,604,701       1,670,110
                                                                                                      ------------    ------------

TOTAL EQUIPMENT & SERVICE, INC.
A manufacturer of a wide variety of equipment used in the
oil and gas industry.
  10.5% Senior Secured Term Note due 2013                               $      486,487    03/02/07         479,190         479,465
  13% Senior Subordinated Note due 2014                                 $      341,971    03/02/07         280,347         335,772
  Common Stock (B)                                                         71,542 shs.    03/02/07          71,542          67,965
  Warrant, exercisable until 2014 to purchase
    common stock at $.01 per share (B)                                     19,733 shs.    03/02/07          54,784             197
                                                                                                      ------------    ------------
                                                                                                           885,863         883,399
                                                                                                      ------------    ------------
 *04/28/06 and 12/21/06.
**04/28/06 and 09/13/06.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
  13% Senior Subordinated Note due 2009                                 $    1,356,000    02/05/98    $  1,291,121    $  1,356,000
  Common Stock (B)                                                            315 shs.    02/04/98         315,000         108,755
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        222 shs.    02/05/98         184,416          76,647
                                                                                                      ------------    ------------
                                                                                                         1,790,537       1,541,402
                                                                                                      ------------    ------------

TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $      918,000    08/31/05         881,515         942,570
  Common Stock (B)                                                            432 shs.    08/31/05         432,000         404,615
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         46 shs.    08/31/05          41,021          42,616
                                                                                                      ------------    ------------
                                                                                                         1,354,536       1,389,801
                                                                                                      ------------    ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      225,806    01/20/00         225,806         227,057
  12% Senior Subordinated Note due 2010                                 $      758,100    01/20/00         737,070         771,361
  Common Stock (B)                                                        129,960 shs.    01/20/00         129,960         499,162
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      148,911 shs.    01/20/00          56,316         571,951
                                                                                                      ------------    ------------
                                                                                                         1,149,152       2,069,531
                                                                                                      ------------    ------------

TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    1,222,698           *       1,143,522       1,249,980
  Common Stock (B)                                                            393 shs.           *         423,985         975,779
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                         81 shs.           *          84,650         201,515
                                                                                                      ------------    ------------
                                                                                                         1,652,157       2,427,274
                                                                                                      ------------    ------------

TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500    04/11/03         534,481         573,750
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      3,060 shs.    04/11/03          47,974         115,706
                                                                                                      ------------    ------------
                                                                                                           582,455         689,456
                                                                                                      ------------    ------------

U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          499 shs.    09/30/99         272,912         466,871
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $8.02 per share (B)                               72,720 shs.    12/19/96         583,365            --
  Common Stock (B)                                                         10,013 shs.    09/30/99         399,505            --
  Warrants, exercisable until 2010, to
    purchase common stock at $.01 per share (B)                             2,459 shs.          **          64,182            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964         466,871
                                                                                                      ------------    ------------

 *07/19/05 and 12/22/05.
**12/19/96 and 09/30/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $      996,500    04/30/04    $    910,289    $    996,500
  Common Stock (B)                                                             96 shs.    04/30/04          96,400         164,150
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        122 shs.    04/30/04         112,106         207,742
                                                                                                      ------------    ------------
                                                                                                         1,118,795       1,368,392
                                                                                                      ------------    ------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.04% int.    12/02/96               1            --
                                                                                                      ------------    ------------

VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  15% Senior Subordinated Note due 2011                                 $    1,036,622    09/24/04         958,280         932,960
  Common Stock (B)                                                         14,006 shs.           *         140,064         112,048
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,593 shs.    09/24/04          98,938         100,744
                                                                                                      ------------    ------------
                                                                                                         1,197,282       1,145,752
                                                                                                      ------------    ------------

VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $      900,000    07/19/04         785,152         827,113
  Limited Liability Company Unit Class A (B)                                0.93% int.    07/19/04         219,375         175,500
  Limited Liability Company Unit Class B (B)                                0.41% int.    07/19/04          96,848          77,479
                                                                                                      ------------    ------------
                                                                                                         1,101,375       1,080,092
                                                                                                      ------------    ------------

WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  12.35% Senior Subordinated Lien Note due 2009 (C)                     $      345,395    07/12/04         345,395         345,911
  14% Senior Subordinated Note due 2012                                 $      574,613    07/12/04         573,277         586,105
  Limited Partnership Interest (B)                                          0.20% int.    07/12/04          19,737         362,507
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      2,133 shs.    07/12/04           1,500          39,181
                                                                                                      ------------    ------------
                                                                                                           939,909       1,333,704
                                                                                                      ------------    ------------

WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
  12.13% Senior Subordinated Note due 2014                              $      911,250    11/30/06         848,131         890,787
  Common Stock (B)                                                            101 shs.    11/30/06         101,250          96,188
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         51 shs.    11/30/06          45,790               1
                                                                                                      ------------    ------------
                                                                                                           995,171         986,976
                                                                                                      ------------    ------------
Total Private Placement Investments                                                                   $ 96,569,446    $ 97,416,793
                                                                                                      ------------    ------------

*09/24/04 and 12/22/06.
----------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE RESTRICTED SECURITIES(A)(Continued)      Rate           Date         Amount           Cost         Fair Value
                                                 --------       --------    ------------    ------------    ------------
RULE 144A SECURITIES - 4.63%: (A)

BONDS - 4.63%
  Aramark Corporation                             8.500%        02/01/15    $    100,000    $    100,000    $    103,500
  Aramark Corporation                             8.860         02/01/15         100,000         100,000         102,875
  Bombardier, Inc.                                6.300         05/01/14         500,000         440,315         475,000
  Charter Communications Op LLC                   8.000         04/30/12         250,000         249,375         260,313
  Douglas Dynamics LLC                            7.750         01/15/12         325,000         326,543         302,250
  G F S I, Inc. (C)                              11.500         06/01/11         375,000         340,343         371,250
  H C A, Inc.                                     9.250         11/15/16         500,000         508,698         539,375
  Idearc, Inc.                                    8.000         11/15/16         300,000         300,000         308,625
  Packaging Dynamics Corporation of Ameri        10.000         05/01/16         850,000         859,972         875,500
  Rental Service Corporation                      9.500         12/01/14         500,000         507,279         532,500
  Steel Dynamics, Inc.                            6.750         04/01/15         100,000         100,000         100,250
  Stewart & Stevenson LLC                        10.000         07/15/14         750,000         771,090         785,625
  Tenaska Alabama Partners LP                     7.000         06/30/21         176,110         176,110         177,232
  Titan International, Inc.                       8.000         01/15/12          70,000          70,000          72,013
  Transdigm, Inc.                                 7.750         07/15/14         150,000         151,481         154,875
  Tube City IMS Corporation                       9.750         02/01/15         320,000         332,789         332,800
  Tunica-Biloxi Gaming Authority                  9.000         11/15/15         500,000         516,383         531,250
                                                                                            ------------    ------------
    TOTAL BONDS                                                                             $  5,850,378       6,025,233
                                                                                            ------------    ------------

WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                       700    $          7    $       --
                                                                                            ------------    ------------
    TOTAL WARRANTS                                                                                     7            --
                                                                                            ------------    ------------

TOTAL RULE 144A SECURITIES                                                                     5,850,385       6,025,233
                                                                                            ------------    ------------

    TOTAL CORPORATE RESTRICTED SECURITIES                                                   $102,419,831    $103,442,026
                                                                                            ------------    ------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES -- 23.49%:(A)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS - 23.28%
  Allied Waste NA                                 7.875%        04/15/13    $    500,000    $    513,468    $    518,750
  Appleton Papers, Inc.                           8.125         06/15/11         250,000         250,000         256,875
  Atlas Pipeline Partners                         8.125         12/15/15         600,000         612,225         618,000
  BCP Crystal US Holdings Corporation             9.625         06/15/14         355,000         355,000         403,252
  Basic Energy Services                           7.125         04/15/16         625,000         610,043         609,375
  Blockbuster, Inc. (C)                           9.000         09/01/12         275,000         276,262         277,750
  Cablevision Systems Corporation                 8.000         04/15/12         500,000         506,597         507,500
  Chemed Corporation                              8.750         02/24/11         600,000         600,000         624,000
  Chesapeake Energy Corporation                   7.000         08/15/14         650,000         673,574         669,500
  Cincinnati Bell, Inc.                           8.375         01/15/14         550,000         503,750         562,375
  Clayton Williams Energy, Inc.                   7.750         08/01/13         575,000         557,000         540,500
  Del Monte Corporation                           8.625         12/15/12         200,000         200,000         208,000
  Dynegy Holdings, Inc.                           8.375         05/01/16         665,000         676,522         691,600
  Edison Mission Energy                           7.750         06/15/16          35,000          35,000          36,488
  Electronic Data Systems Corporation             7.125         10/15/09         500,000         503,584         521,389
  Esterline Technologies                          7.750         06/15/13         175,000         175,000         179,813
  Exco Resources, Inc.                            7.250         01/15/11         500,000         488,750         501,250
  Ford Motor Credit Co.                           7.375         10/28/09         750,000         748,125         748,622
  Ford Motor Credit Co.                           8.000         12/15/16         150,000         147,483         144,491
  Freeport-McMoran Copper & Gold                  8.375         04/01/17         190,000         190,000         205,438
  Gencorp, Inc.                                   9.500         08/15/13         130,000         130,000         138,450
  General Motors Acceptance Corporation           5.850         01/14/09         750,000         742,074         740,348
  Goodyear Tire & Rubber Co.                      7.857         08/15/11         350,000         327,250         366,188
  Goodyear Tire & Rubber Co.                      9.000         07/01/15         100,000         101,984         109,750
  GulfMark Offshore, Inc.                         7.750         07/15/14         300,000         298,725         304,500
  Inergy LP                                       8.250         03/01/16          75,000          75,000          78,750
  Interline Brands, Inc.                          8.125         06/15/14         150,000         148,925         154,875
  Iron Mountain, Inc.                             8.750         07/15/18         500,000         515,456         537,500
  K 2, Inc.                                       7.375         07/01/14         150,000         150,515         148,875
  Koppers, Inc.                                   9.875         10/15/13         170,000         170,000         184,450
  Lazard LLC                                      7.125         05/15/15         375,000         374,704         395,357
  Leucadia National Corporation                   7.000         08/15/13         350,000         355,759         351,750
  Liberty Media Corporation                       5.700         05/15/13         500,000         475,805         479,386
  Lodgenet Entertainment Corp.                    9.500         06/15/13         375,000         375,000         409,794
  M G M Mirage, Inc.                              6.000         10/01/09         225,000         226,808         225,281
  Mac-Gray Corporation                            7.625         08/15/15         300,000         300,000         306,000
  Majestic Star Casino LLC                        9.500         10/15/10         250,000         250,000         262,188
  Manitowoc Company, Inc.                         7.125         11/01/13         100,000         100,000         102,000
  Markwest Energy Operating Co.                   6.875         11/01/14         550,000         532,750         533,500
  Mediacom Broadband LLC                          8.500         10/15/15         750,000         766,492         766,875
  Metaldyne Corporation (C)                      10.000         11/01/13         340,000         341,832         347,650
  N R G Energy, Inc.                              7.375         02/01/16         600,000         598,750         616,500
  NTL Cable PLC                                   9.125         08/15/16         690,000         709,688         727,950
  Nalco Co.                                       7.750         11/15/11         250,000         250,000         256,250
  Neiman Marcus Group, Inc.                      10.375         10/15/15         600,000         600,000         669,000
  Nextel Communications, Inc.                     7.375         08/01/15         400,000         408,554         413,720
  North American Energy Partners                  8.750         12/01/11         200,000         200,000         204,000
  Nova Chemicals Corporation (C)                  8.502         11/15/13         215,000         215,000         213,925
  O E D Corp/Diamond Jo Company Guarantee         8.750         04/15/12         500,000         492,980         496,250
  Offshore Logistics, Inc.                        6.125         06/15/13         350,000         350,000         333,375
  P Q Corporation                                 7.500         02/15/13         685,000         677,350         691,850
  Pacific Energy Partners                         7.125         06/15/14         250,000         251,811         261,080
  Pacific Energy Partners                         6.250         09/15/15         100,000          99,544          99,996
  Petrohawk Energy Corporation                    9.125         07/15/13         500,000         498,932         532,500
  Pinnacle Foods Group                            8.250         12/01/13         225,000         225,000         244,699

------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS, CONTINUED
  Pliant Corporation (C)                         11.850%        06/15/09    $    681,101    $    685,935    $    771,347
  Primedia, Inc.                                  8.000         05/15/13         500,000         513,605         517,500
  Quicksilver Resources, Inc.                     7.125         04/01/16         600,000         583,125         591,000
  R H Donnelley, Inc.                             8.875         01/15/16         325,000         346,472         345,313
  Rent-A-Center, Inc.                             7.500         05/01/10         250,000         250,000         251,875
  Rock-Tenn Co.                                   8.200         08/15/11          80,000          80,497          84,800
  Rogers Wireless, Inc.                           7.500         03/15/15         560,000         597,648         606,900
  Service Corporation International (C)           7.000         06/15/17         500,000         495,015         503,750
  Sheridan Acquisition Corporation               10.250         08/15/11         225,000         222,001         235,406
  Sierra Pacific Resources                        6.750         08/15/17         330,000         331,551         336,864
  Tekni-Plex, Inc.                               12.750         06/15/10         500,000         483,500         467,500
  Tenet Healthcare Corporation                    6.375         12/01/11         250,000         241,250         233,750
  Tenet Healthcare Corporation                    9.875         07/01/14         350,000         341,859         353,500
  Tenneco, Inc.                                   8.625         11/15/14         500,000         501,250         521,250
  Tennessee Gas Pipeline Co.                      7.000         03/15/27         250,000         261,826         267,011
  Texas Industries, Inc.                          7.250         07/15/13          35,000          35,000          36,050
  Triton P C S, Inc.                              8.500         06/01/13         500,000         500,000         515,000
  Tyco International Group SA                     6.375         10/15/11         150,000         148,500         158,515
  Unisys Corporation                              8.000         10/15/12          90,000          90,000          90,225
  United Components, Inc.                         9.375         06/15/13         535,000         536,200         553,725
  United Rentals, Inc.                            7.750         11/15/13         325,000         325,000         333,938
  Universal City Florida (C)                     10.110         05/01/10         100,000         100,000         103,125
  Universal City Florida (C)                      8.375         05/01/10         100,000         100,000         103,125
  Vought Aircraft Industries                      8.000         07/15/11         650,000         648,609         637,000
  Warner Music Group Corporation                  7.375         04/15/14         125,000         125,000         119,063
                                                                                            ------------    ------------
    TOTAL BONDS                                                                             $ 29,502,914    $ 30,267,062
                                                                                            ------------    ------------




------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMON STOCK - 0.01%
  Distributed Energy Systems Corporation (B)                                      14,000    $    177,078    $     19,180
                                                                                            ------------    ------------
    TOTAL COMMON STOCK                                                                           177,078          19,180
                                                                                            ------------    ------------

CONVERTIBLE BONDS - 0.20%
  Citadel Broadcasting Corporation                1.875%        02/15/11    $    300,000    $    232,875    $    254,250
                                                                                            ------------    ------------

    TOTAL CONVERTIBLE BONDS                                                                      232,875         254,250
                                                                                            ------------    ------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                       $ 29,912,867    $ 30,540,492
                                                                                            ------------    ------------

                                                 Interest         Due         Principal
SHORT-TERM SECURITIES:                          Rate/Yield*       Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMERCIAL PAPER - 4.10%
  Burlington Northern Santa Fe                    5.380%        04/02/07    $  2,527,000    $  2,526,245    $  2,526,245
  ConocoPhillips                                  5.470         04/03/07       1,703,000       1,702,224       1,702,224
  Wellpoint, Inc.                                 5.330         04/02/07       1,103,000       1,102,673       1,102,673
                                                                                            ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                                             $  5,331,142    $  5,331,142
                                                                                            ------------    ------------

TOTAL INVESTMENTS                                107.15%                                    $137,663,840    $139,313,660
                                                                                            ============    ------------
  Other Assets                                     2.94                                                        3,819,848
  Liabilities                                    (10.09)                                                     (13,118,111)
                                                 ------                                                     ------------
TOTAL NET ASSETS                                 100.00%                                                    $130,015,397
                                                 ======                                                     ============

(A)  In each of the convertible note, warrant,  convertible preferred and common stock  investments,  the issuer has agreed to provide certain  registration rights.

(B)  Non-income producing security.

(C)  Variable rate security; rate indicated is as of 03/31/07.

(D)  Defaulted security; interest not accrued.

  *  Effective yield at purchase.





                                    See Notes to Consolidated Financial Statements.
------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.16%                                                      BUILDINGS & REAL ESTATE - 2.37%
Consolidated Foundries Holdings                $  1,598,743            Adorn, Inc.                                    $  1,027,335
Esterline Technologies                              179,813            K W P I Holdings Corporation                      1,326,966
Gencorp, Inc.                                       138,450            Texas Industries, Inc.                               36,050
P A S Holdco LLC                                  1,396,216            TruStile Doors, Inc.                                689,456
Transdigm, Inc.                                     154,875                                                           ------------
Vought Aircraft Industries                          637,000                                                              3,079,807
                                               ------------                                                           ------------
                                                  4,105,097
                                               ------------            CHEMICAL, PLASTICS & RUBBER - 1.51%
                                                                       BCP Crystal US Holdings Corporation                 403,252
AUTOMOBILE - 9.20%                                                     Capital Specialty Plastics, Inc.                    223,573
Ford Motor Credit Co.                               893,113            Koppers, Inc.                                       184,450
Fuel Systems Holding Corporation                  1,577,651            Nalco Co.                                           256,250
General Motors Acceptance Corporation               740,348            Nova Chemicals Corporation                          213,925
Goodyear Tire & Rubber Co.                          475,938            P Q Corporation                                     691,850
Jason, Inc.                                         942,536                                                           ------------
LIH Investors, L.P.                               1,018,000                                                              1,973,300
Metaldyne Corporation                               347,650                                                           ------------
Nyloncraft, Inc.                                    869,644
Ontario Drive & Gear Ltd.                         1,481,683            CONSUMER PRODUCTS - 9.21%
Qualis Automotive LLC                             1,072,063            Aero Holdings, Inc.                               1,759,135
Tenneco, Inc.                                       521,250            Augusta Sportswear Holding Co.                    1,651,327
Titan International, Inc.                            72,013            Bravo Sports Holding Corporation                  1,276,773
Transtar Holding Company                          1,389,801            G F S I, Inc.                                       371,250
United Components, Inc.                             553,725            K N B Holdings Corporation                        1,350,132
                                               ------------            Momentum Holding Co.                                676,254
                                                 11,955,415            R A J Manufacturing Holdings LLC                  1,345,437
                                               ------------            Royal Baths Manufacturing Company                   675,000
                                                                       The Tranzonic Companies                           1,541,402
BEVERAGE, DRUG & FOOD - 3.85%                                          Walls Industries, Inc.                            1,333,704
Aramark Corporation                                 206,375            Winsloew Furniture, Inc.                               --
Beta Brands Ltd.                                       --                                                             ------------
Cains Foods, L.P.                                   154,384                                                             11,980,414
Del Monte Corporation                               208,000                                                           ------------
Eagle Pack Pet Foods, Inc.                          859,475
Nonni's Food Company                              1,330,784            CONTAINERS, PACKAGING & GLASS - 5.70%
Pinnacle Foods Group                                244,699            Flutes, Inc.                                        903,338
River Ranch Fresh Foods LLC                         855,000            Maverick Acquisition Company                        606,114
Specialty Foods Group, Inc.                            --              P I I Holding Corporation                         1,392,428
Vitality Foodservice, Inc.                        1,145,752            Packaging Dynamics Corporation of America           875,500
                                               ------------            Paradigm Packaging, Inc.                          1,315,317
                                                  5,004,469            Pliant Corporation                                  771,347
                                               ------------            Tekni-Plex, Inc.                                    467,500
                                                                       Vitex Packaging, Inc.                             1,080,092
BROADCASTING & ENTERTAINMENT - 2.06%                                                                                  ------------
Cablevision Systems Corporation                     507,500                                                              7,411,636
Charter Communications Op LLC                       260,313                                                           ------------
Citadel Broadcasting Corporation                    254,250
Liberty Media Corporation                           479,386            DISTRIBUTION - 3.76%
Lodgenet Entertainment Corporation                  409,794            Duncan Systems, Inc.                                878,287
Mediacom Broadband LLC                              766,875            Kele and Associates, Inc.                         1,520,107
                                               ------------            Magnatech International, Inc.                     1,035,259
                                                  2,678,118            O R S Nasco Holding, Inc.                         1,456,768
                                               ------------            QualServ Corporation                                   --
                                                                       Strategic Equipment & Supply Corporation, Inc.         --
                                                                                                                      ------------
                                                                                                                         4,890,421
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION &
  MANUFACTURING - 8.00%                                                  CHILDCARE - 4.07%
AmerCable, Inc.                                $    879,335            A T I Acquisition Company                      $  1,133,154
Arrow Tru-Line Holdings, Inc.                     1,164,303            American Hospice Management Holding LLC           1,353,907
Bombardier, Inc.                                    475,000            F H S Holdings LLC                                1,417,117
Coining Corporation of America LLC                1,528,477            H C A, Inc.                                         539,375
Dexter Magnetics Technologies, Inc.                 756,772            MedAssist, Inc.                                     256,322
Douglas Dynamics LLC                                302,250            Tenet Healthcare Corporation                        587,250
Evans Consoles, Inc.                                   --                                                             ------------
Postle Aluminum Company LLC                       1,342,821                                                              5,287,125
Radiac Abrasives, Inc.                            1,371,280                                                           ------------
Truck Bodies & Equipment International            2,427,274
Tyco International Group SA                         158,515            HOME & OFFICE FURNISHINGS, HOUSEWARES,
                                               ------------              AND DURABLE CONSUMER PRODUCTS - 6.87%
                                                 10,406,027            Connor Sport Court International, Inc.              529,709
                                               ------------            H M Holding Company                               1,227,655
                                                                       Home Decor Holding Company                        1,284,612
DIVERSIFIED/CONGLOMERATE,                                              Justrite Manufacturing Acquisition Co.              914,455
  SERVICE - 3.74%                                                      Monessen Holding Coporation                       1,283,831
Allied Waste NA                                     518,750            Stanton Carpet Holding Co.                        1,336,064
CapeSuccess LLC                                       2,512            U-Line Corporation                                1,368,392
Chemed Corporation                                  624,000            Wellborn Forest Holding Co.                         986,976
Diversco, Inc./DHI Holdings, Inc.                      --                                                             ------------
Dwyer Group, Inc.                                   607,260                                                              8,931,694
Fowler Holding, Inc.                              1,356,989                                                           ------------
Interline Brands, Inc.                              154,875
Iron Mountain, Inc.                                 537,500            LEISURE, AMUSEMENT,
Mac-Gray Corporation                                306,000              ENTERTAINMENT - 3.90%
Moss, Inc.                                          250,163            Harrah's Operating Co.
Service Corporation International                   503,750            K 2, Inc.                                           148,875
                                               ------------            Keepsake Quilting, Inc.                             836,992
                                                  4,861,799            M G M Mirage, Inc.                                  225,281
                                               ------------            Majestic Star Casino LLC                            262,188
                                                                       O E D Corp/Diamond Jo Company Guarantee             496,250
ELECTRONICS - 2.90%                                                    Overton's Holding Company                         1,008,896
Connecticut Electric, Inc.                        1,385,824            Savage Sports Holding, Inc.                       1,226,585
Directed Electronics, Inc.                        1,839,798            Tunica-Biloxi Gaming Authority                      531,250
Distributed Energy Systems Corporation               19,180            Universal City Florida                              206,250
Electronic Data Systems Corporation                 521,389            Warner Music Group Corporation                      119,063
                                               ------------                                                           ------------
                                                  3,766,191                                                              5,061,630
                                               ------------                                                           ------------

FARMING & AGRICULTURE - 0.00%                                          MACHINERY - 9.75%
Protein Genetics, Inc.                                 --              Davis-Standard LLC                                1,339,109
                                               ------------            Hawk Precision Components Group, Inc.             1,302,938
                                                                       Integration Technology Systems, Inc.                711,753
FINANCIAL SERVICES - 0.57%                                             Manitowoc Company, Inc.                             102,000
Highgate Capital LLC                                   --              Maxon Corporation                                 2,166,940
Lazard LLC                                          395,357            Morton Industrial Group, Inc.                     1,348,288
Leucadia National Corporation                       351,750            Navis Global                                      1,436,455
Victory Ventures LLC                                   --              Safety Speed Cut Manufacturing Company, Inc.      1,390,888
                                               ------------            Stewart & Stevenson LLC                             785,625
                                                    747,107            Synventive Equity LLC                                17,714
                                               ------------            Tronair, Inc.                                     2,069,531
                                                                                                                      ------------
                                                                                                                        12,671,241
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
28

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.70%                                        RETAIL STORES - 3.15%
Coeur, Inc.                                    $    822,631            Blockbuster, Inc.                              $    277,750
E X C Acquisition Corporation                        81,825            Neiman Marcus Group, Inc.                           669,000
MicroGroup, Inc.                                  1,736,702            Olympic Sales, Inc.                               2,031,859
OakRiver Technology, Inc.                           871,356            Rent-A-Center, Inc.                                 251,875
                                               ------------            Rental Service Corporation                          532,500
                                                  3,512,514            United Rentals, Inc.                                333,938
                                               ------------                                                           ------------
                                                                                                                         4,096,922
MINING, STEEL, IRON & NON PRECIOUS                                                                                    ------------
  METALS - 0.85%
Freeport-McMoran Copper & Gold                      205,438            TECHNOLOGY - 0.07%
Steel Dynamics, Inc.                                100,250            Unisys Corporation                                   90,225
Tube City IMS Corporation                           332,800                                                           ------------
U S S Holdings, Inc.                                466,871
                                               ------------            TELECOMMUNICATIONS - 3.38%
                                                  1,105,359            Cincinnati Bell, Inc.                               562,375
                                               ------------            DeltaCom, Inc.                                    1,567,245
                                                                       Nextel Communications, Inc.                         413,720
NATURAL RESOURCES - 0.26%                                              NTL Cable PLC                                       727,950
Appleton Papers, Inc.                               256,875            Rogers Wireless, Inc.                               606,900
Rock-Tenn Co.                                        84,800            Triton P C S, Inc.                                  515,000
                                               ------------                                                           ------------
                                                    341,675                                                              4,393,190
                                               ------------                                                           ------------

OIL AND GAS - 4.25%                                                    TRANSPORTATION - 1.70%
Atlas Pipeline Partners                             618,000            NABCO, Inc.                                         618,752
Basic Energy Services                               609,375            Tangent Rail Corporation                          1,592,354
Chesapeake Energy Corporation                       669,500                                                           ------------
Clayton Williams Energy, Inc.                       540,500                                                              2,211,106
Exco Resources, Inc.                                501,250                                                           ------------
GulfMark Offshore, Inc.                             304,500
North American Energy Partners                      204,000            UTILITIES - 2.59%
Offshore Logistics, Inc.                            333,375            Dynegy Holdings, Inc.                               691,600
Quicksilver Resources, Inc.                         591,000            Edison Mission Energy                                36,488
Tennessee Gas Pipeline Co.                          267,011            Inergy LP                                            78,750
Total Equipment & Service, Inc.                     883,399            Markwest Energy Operating Co.                       533,500
                                               ------------            N R G Energy, Inc.                                  616,500
                                                  5,521,910            Pacific Energy Partners                             361,076
                                               ------------            Petrohawk Energy Corporation                        532,500
                                                                       Sierra Pacific Resources                            336,864
PHARMACEUTICALS - 1.12%                                                Tenaska Alabama Partners LP                         177,232
CorePharma LLC                                    1,400,412                                                           ------------
Enzymatic Therapy, Inc.                              56,250                                                              3,364,510
                                               ------------                                                           ------------
                                                  1,456,662
                                               ------------            WASTE MANAGEMENT / POLLUTION - 1.28%
                                                                       Terra Renewal Services, Inc.                      1,670,110
PUBLISHING/PRINTING - 1.08%                                                                                           ------------
Idearc, Inc.                                        308,625
Primedia, Inc.                                      517,500            Total Corporate Restricted and
R H Donnelley, Inc.                                 345,313            Public Securities - 103.05%                    $133,982,518
Sheridan Acquisition Corporation                    235,406                                                           ============
                                               ------------
                                                  1,406,844
                                               ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed, below investment grade, long-term corporate debt obligations purchased directly from their issuers, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once in each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider Babson Capital's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $97,416,793 (74.93% of net assets) as of March 31, 2007 whose values have been determined by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2007, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis including the amortization of premiums and accretion of discount on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification, and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2007, the MMPI Subsidiary Trust has reduced accrued deferred tax income expenses on net unrealized gains by $131,824.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 requires financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. As of March 31, 2007, the Trust has properly recorded all tax liabilities.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2007, there were no credit balances used to reduce custodian fees.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   A. SERVICES:

   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2007, the Trust incurred total interest expense on the Note of $174,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a $15,000,000 Revolving Credit Agreement with Bank of America (formerly Fleet National Bank) (the "Agent Bank") dated May 29, 1997, which had a stated maturity date of May 31, 2004. The maturity date of this loan was extended to May 31, 2007, and its terms amended and restated pursuant to the First Amended and Restated Revolving Credit Agreement (the "Revolver") dated May 27, 2004, between the Trust and the Agent Bank.

   The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum.

   Per annum interest on LIBOR Rate Loans equals .60% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .25% per annum.

   As of March 31, 2007, there were no outstanding loans against the Revolver. For the three months ended March 31, 2007, the Trust incurred expense on the Revolver of $9,247 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                   FOR THE THREE MONTHS
                                                      ENDED 3/31/2007

                                                 COST OF        PROCEEDS FROM
                                               INVESTMENTS        SALES OR
                                                ACQUIRED         MATURITIES
                                                --------         ----------

   Corporate restricted securities            $ 8,127,408       $ 4,633,336
   Corporate public securities                  1,898,079         6,869,234

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2007. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2007 is $1,649,820 and consists of $14,172,177 appreciation and $12,522,357 depreciation.

   Net unrealized appreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $252,402 on net unrealized gains in the MMPI Subsidiary Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

   In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Trust does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

--------------------------------------------------------------------------------
32

TRUSTEES                    OFFICERS

William J. Barrett          Roger W. Crandall           Chairman

Donald E. Benson*           Clifford M. Noreen          President

Michael H. Brown            James M. Roy                Vice President &
                                                        Chief Financial Officer
Roger W. Crandall
                            Rodney J. Dillman           Vice President &
Donald Glickman                                         Secretary

Martin T. Hart*             Jill A. Fields              Vice President

Robert E. Joyal             Michael P. Hermsen          Vice President

Corine T. Norgaard*         Mary Wilson Kibbe           Vice President

                            Michael L. Klofas           Vice President

                            Richard E. Spencer, II      Vice President

* MEMBER OF THE AUDIT       Ronald S. Talala            Treasurer
  COMMITTEE
                            John T. Davitt, Jr.         Comptroller

                            Melissa M. LaGrant          Chief Compliance Officer

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

MassMutual
Participation Investors































                                                                      DB1040 407